Share Based Awards (Details Narrative) - USD ($)		9 Months Ended
	Feb. 16, 2024	Sep. 30, 2024	Sep. 30, 2023
Subsidiary, Sale of Stock [Line Items]
Authorized shares		1,461,876
Non-Qualified Options granted		330,000
Stock-based compensation expense		$ 759,673	$ 0
Note payable balance		$ 1,000,000
Issued warrants		630,000
Warrants exercise price		$ 1.99
Weighted average remaining contractual term		4 years 10 months 6 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding		$ 0
IPO [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
[custom:WarrantsIssuedShares]	62,500
Equity Option [Member]
Subsidiary, Sale of Stock [Line Items]
Non-Qualified Options granted		330,000
Stock-based compensation expense		$ 37,475
Unvested Stock Options [Member]
Subsidiary, Sale of Stock [Line Items]
Unrecognized stock-based compensation expense		$ 335,686
Restricted Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Non-Qualified Options granted		1,001,642
Stock-based compensation expense		$ 722,200
Unvested Restricted Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Unrecognized stock-based compensation expense		$ 496,661